Other current receivables (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other current receivables [abstract]
Other current receivable	SFr 80	SFr 144
Swiss VAT	241	271
Withholding tax	657	689
Total other current receivables	SFr 978	SFr 1,104
Maximum
Other current receivables [abstract]
Maturity period, other current receivables	3 months